Advances for drillships under construction (Tables)	12 Months Ended
Dec. 31, 2012
Advances For Drillships Under Construction [Abstract]
Advances for Rigs and Drillships under Construction
	December 31,
	2011	2012
Balance at beginning of year	$1,888,490	$754,925
Advances for drillships under construction and related costs	2,238,591	237,900
Drillships delivered	(3,372,156)	0
Balance at end of year	$754,925	$992,825